Loans from Prior Shareholders - Schedule of Principal Amount, Maturity Date and Interest Rate for the Loans (Details) - USD ($)		9 Months Ended		12 Months Ended
		Jun. 30, 2025		Sep. 30, 2024
Aw Jeen Rong [Member]
Schedule of Principal Amount, Maturity Date and Interest Rate for the Loans [Line Items]
Principal		$ 104,451	[1]	$ 106,744
Interest Rate			[1]	8.00%
Lending Date		Aug. 04, 2024	[1]	Aug. 04, 2024
Due Date		February 4, 2025 (extended to April 30, 2026)	[1]	February 4, 2025 (extended to April 30, 2026)
Aw Jeen Rong [Member]
Schedule of Principal Amount, Maturity Date and Interest Rate for the Loans [Line Items]
Principal		$ 142,433	[1]	$ 145,560
Interest Rate			[1]	8.00%
Lending Date		Aug. 15, 2024	[1]	Aug. 15, 2024
Due Date		February 15, 2025 (extended to April 30, 2026)	[1]	February 15, 2025 (extended to April 30, 2026)
Aw Jeen Rong [Member]
Schedule of Principal Amount, Maturity Date and Interest Rate for the Loans [Line Items]
Principal	[1]	$ 52,226
Interest Rate	[1]
Lending Date	[1]	Oct. 25, 2024
Due Date	[1]	April 30, 2026
Liu Yu [Member]
Schedule of Principal Amount, Maturity Date and Interest Rate for the Loans [Line Items]
Principal		$ 101,246		$ 103,469
Interest Rate				8.00%
Lending Date		Sep. 04, 2024		Sep. 04, 2024
Due Date		March 5, 2025 (extended to April 30, 2026)		March 5, 2025 (extended to April 30, 2026)
Liu Yu [Member]
Schedule of Principal Amount, Maturity Date and Interest Rate for the Loans [Line Items]
Principal		$ 51,062
Interest Rate
Lending Date		Nov. 05, 2024
Due Date		April 30, 2026

[1]	Mr. Aw Jeen Rong resigned as director of Graphjet on March 14, 2025, and his balance as of September 30, 2024 was reclassified from loan from a director to loan from a prior shareholder to conform to the current year’s presentation.